Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
Disclosure of associates [line items]
Revenue	$ 31,034		$ 28,775		$ 27,155
Net income	8,798	[1]	8,724	[1]	$ 8,243
Total assets	1,086,161		998,493
Total liabilities	1,015,969		930,813
Thanachart bank public company limited [member]
Disclosure of associates [line items]
Revenue	2,050		1,871
Net income	627		590
Total assets	46,475		39,875
Total liabilities	39,827		34,289
Canadian tires financial services business [member]
Disclosure of associates [line items]
Revenue	1,218		1,143
Net income	364		348
Total assets	6,370		6,256
Total liabilities	5,382		5,279
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue	1,295		1,123
Net income	496		456
Total assets	49,556		45,261
Total liabilities	45,225		41,595
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue	371		348
Net income	115		92
Total assets	5,677		5,832
Total liabilities	$ 4,982		$ 5,165

[1]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.